Derivative Instruments - Summary of contingent credit features (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Collateral posted to counterparty	$ 19,847	$ 12,130
Contracts with downgrade provisions [Member]
Derivative [Line Items]
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	47,703	20,366
Collateral posted to counterparty	$ 13,260	$ 5,490